Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		67 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
OPERATING ACTIVITIES:
Net loss	$ (3,022,835)	$ (531,614)	$ (4,555,316)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Impairment loss			425,435
License revenue-non cash		(41,667)	(66,667)
Gain (loss) on forgiveness of debt	2,514,865	(587)	2,514,019
Financing fees	15,000	95,811	144,839
Bad debt	1,250		1,250
Common shares issued for services	418,797	169,280	1,060,684
Strategic alliance costs		6,470	10,053
Amortization of financing fees	2,421	24,565	26,986
Changes in operating assets and liabilities:
Decrease in prepaid stock compensation		51,667
Decrease (increase) in accounts receivable	5,750	(31,874)	(2,679)
(Increase) decrease in unamortized financing fees		(1,010)	(9,340)
Increase (decrease) in accounts payable	18,573	52,397	73,450
Unearned revenue	(33,333)		(33,333)
Increase in accrued interest	63,634	13,619	83,170
Net cash used by operating activities	(15,878)	(192,943)	(322,091)
FINANCING ACTIVITIES:
Proceeds from exercise of options	5,000		5,000
Advances from related party			13,250
Proceeds from convertible notes payable		152,500	240,500
Proceeds from issuance of common stock		11,045	68,545
Payment on convertible notes	(6,000)		(6,000)
Contributed capital			985
Net cash provided by financing activities	12,250	163,545	322,280
Net change in cash	(3,628)	(29,398)	189
Cash and cash equivalents - beginning of period	3,817	36,531
Cash and cash equivalents - end of period	189	7,133	189
Supplemental Disclosures
Interest paid
Income taxes paid
Non-cash investing and financing activities:
Stock issued for purchase of license		450,000	450,000
Stock issued for conversion of notes payable	32,541	151,157	235,089
Shares issued to settle notes payable	185,135		185,135
Investment in Iconosys		100,000	100,000
Stock issued to settle stock payable to Iconosys	35,825		35,825
Increase in prepaid stock compensation	$ 470,500	$ 156,000	$ 470,500